Income per Share (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended	6 Months Ended			9 Months Ended		12 Months Ended
		Jun. 30, 2022	Apr. 29, 2022	Jan. 10, 2022	Aug. 05, 2021	Jul. 02, 2021	Jan. 02, 2021	Dec. 06, 2020	Nov. 16, 2020	Apr. 20, 2020	Apr. 14, 2020	Jul. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2020		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period															388,990	[1],[2]	624,750		1,348,434	[3],[4]	600,000	[3],[4]
Share based payment award, vested in period																	774,750		1,516,299	[3],[4]		[3],[4]
Share based payment award, forfeited in period	[3],[4]																		245,125
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock based compensation													$ 43,941				$ 160,750		$ 204,213
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period											400,000
Stock based compensation															$ 55,135		30,380	$ 57,495	71,829		$ 23,073
Director [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period										200,000
Stock based compensation															18,703		10,452	19,796	24,659		7,217
Director One [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period									168,000
Stock based compensation																	12,612	24,255
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock based compensation															20,259				32,651
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period								220,990
Stock based compensation															$ 29,304			58,740	58,740
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period							735,383
Stock based compensation							$ 64,870					$ 64,870						265,101	$ 199,542
Share based payment award, vested in period							245,128												490,258
Share based payment award, forfeited in period												245,125
Consultant Two [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period						17,823
Stock based compensation																		4,026	$ 4,026
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period					595,228
Stock based compensation																		$ 100,022	$ 100,022
Consultant Four [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period				500,000
Stock based compensation																	122,249
Consultant Five [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period			76,750
Stock based compensation																	16,800
Consultant Six [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period		15,000
Stock based compensation																	2,328
Consultant Seven [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period														33,000
Stock based compensation																	$ 2,889

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.